Note 6 - Stock-based Compensation (Details Textual) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 61.05	$ 1.18		$ 55.39
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 1,371,524	$ 1,300,000	$ 1,371,524
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		1 year 8 months 12 days	2 years